Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Registrant Name	dei_EntityRegistrantName	FRANKLIN REAL ESTATE SECURITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000912291
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Sep. 01, 2024